Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of
Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (as calculated under SEC regulations) and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with Company performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

PEO = Principal Executive Ofﬁcer NEO = Named Executive Officer					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table ("SCT") Total for PEO(1)	Compensation Actually Paid (CAP) to PEO(2)	Average SCT Total for Non- PEO NEOs(3)	Average CAP to Non-PEO NEOs(4)	Total Shareholder Return ("TSR")(5)	Peer Group TSR(6)	Net Income ($M)(7)	Adjusted Operating Income(8)
2025	$10,914,232	$19,310,009	$2,375,551	$3,509,485	$208.76	$189.03	$346	$700
2024	$10,599,087	$25,781,556	$2,554,994	$4,916,881	$170.49	$158.48	$283	$514
2023	$10,583,487	$15,439,805	$2,392,478	$2,962,426	$120.16	$135.11	$187	$463
2022	$8,702,893	$6,339,788	$2,028,865	$1,628,059	$87.51	$114.42	$189	$200
2021	$12,478,106	$8,468,743	$2,420,811	$1,933,079	$84.90	$121.10	$126	$284

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers ("NEOs") as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Amy Schwetz, Lamar Duhon, Alice
DeBiasio, Susan Hudson, and Kirk Wilson; (ii) for 2024 and 2023, Amy Schwetz, Lamar Duhon, Kirk Wilson and Susan Hudson; (iii) for
2022 and 2021, Amy Schwetz, Elizabeth Burger, Keith Gillespie, and Tamara Morytko; and (iv) for 2020, Amy Schwetz, Elizabeth Burger,
Keith Gillespie, Lanesha Minnix and John Roueche.

Peer Group Issuers, Footnote	The peer group used for this purpose is the S&P 500 Industrials Index.
PEO Total Compensation Amount	$ 10,914,232	$ 10,599,087	$ 10,583,487	$ 8,702,893	$ 12,478,106
PEO Actually Paid Compensation Amount	$ 19,310,009	25,781,556	15,439,805	6,339,788	8,468,743
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to the Summary Compensation total compensation to determine the compensation actually paid for 2025:

Year	Reported Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Value of Change in Pension(c)	Change in Pension Adjustments(d)	CAP to PEO
2025	$10,914,232	$(7,245,114)	$15,640,891	$(227,101)	$227,101	$19,310,009
(a)The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary
Compensation Table for the applicable year.
(b)The valuation assumptions used to determine fair values as of each applicable year-end or vesting date did not materially differ from those used to determine fair value at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change from Prior Year End to Vesting Date in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2025	$8,126,634	$6,932,676	$581,581	$15,640,891
(c)The value shown represents the aggregate change in the actuarial present value of accumulated benefits under defined benefit pension plans as reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in the
Summary Compensation Table for the applicable year.
(d)The change in pension adjustments for each applicable year reflects the service cost attributable to services rendered during the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 2,375,551	2,554,994	2,392,478	2,028,865	2,420,811
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,509,485	4,916,881	2,962,426	1,628,059	1,933,079
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the applicable non-PEO NEOs as a group
(as described in footnote (3), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid:

Year	Average Reported SCT Total for non-PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Reported Value of Change in Pension(c)	Average Change in Pension Adjustments(d)	Average CAP to Non-PEO NEOs
2025	$2,375,551	$(1,112,385)	$2,246,319	$(65,134)	$65,134	$3,509,485
(a)The average reported value of equity awards represents the average total of the amounts reported in the “Stock Awards” column in the
Summary Compensation Table for the applicable year for non-PEO NEOs.
(b)The amounts deducted or added in calculating the total average equity award adjustments for non-PEO NEOs are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change from Prior Year End to Vesting Date in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2025	$1,272,749	$907,528	$66,042	$2,246,319
(c)The value shown represents the average aggregate change in the actuarial present value of accumulated benefits under defined benefit pension plans as reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in the
Summary Compensation Table for the applicable year for non-PEO NEOs.
(d)The average change in pension adjustments for each applicable year reflects the service cost attributable to services rendered during the applicable year for non-PEO NEOs.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR and Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted Operating Income
Tabular List, Table	Financial Performance Measures
As described in greater detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected with an objective to incentivize our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive “compensation actually paid” to the Company’s NEOs, for the most recently completed fiscal year, to the
Company’s performance are as follows:
•Relative Total Shareholder Return
•Adjusted Operating Income
•Return on Invested Capital
•Free Cash Flow as a % of Adjusted Net Income

Total Shareholder Return Amount					84.90	$ 87.51	$ 120.16	$ 170.49	$ 208.76
Peer Group Total Shareholder Return Amount					121.10	$ 114.42	$ 135.11	$ 158.48	$ 189.03
Net Income (Loss)	$ 346,000,000	$ 283,000,000	$ 187,000,000	$ 189,000,000	$ 126,000,000
Company Selected Measure Amount	700	514	463	200	284
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description	Represents the Company’s Adjusted Operating Income as used in determining incentive compensation payouts under the Company’s
Annual Incentive Plan. For information on how this is calculated from our audited financial statements, see Annex I: Reconciliation of
Reported Results to Non-GAAP Financial Results.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow as a % of Adjusted Net Income
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,245,114)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,640,891
PEO | Reported Value of Change in Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(227,101)
PEO | Change in Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	227,101
PEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,126,634
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,932,676
PEO | Change from Prior Year End to Vesting Date in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	581,581
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,640,891
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,112,385)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,246,319
Non-PEO NEO | Reported Value of Change in Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,134)
Non-PEO NEO | Change in Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,134
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,272,749
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	907,528
Non-PEO NEO | Change from Prior Year End to Vesting Date in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,042
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,246,319